UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS

(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-259-2655

Date of fiscal year end: May 31

Date of reporting period: June 1, 2012-August 31, 2012

Item 1 – Schedule of Investments.

THE ARBITRAGE FUND

Portfolio of Investments

August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.80%
Aerospace & Defense - 0.02%
Allied Defense Group, Inc.(a)(b)	398,319	$796,638

Banks - 0.02%
Bank Danamon Indonesia Tbk	1,274,500	801,993

Beverages - 1.01%
Grupo Modelo SAB de CV, Series C	3,584,593	32,409,512
Peet’s Coffee & Tea, Inc.(a)(c)	4,000	294,000

		32,703,512

Biotechnology - 0.04%
Illumina, Inc.(a)(c)	32,900	1,384,432

Building Materials - 0.65%
Interline Brands, Inc.(a)	829,894	21,129,101

Chemicals - 0.02%
TPC Group, Inc.(a)(c)	13,110	537,903

Coal - 0.26%
Whitehaven Coal Ltd.	2,450,318	8,278,187

Commercial Services - 6.09%
Dollar Thrifty Automotive Group, Inc.(a)(c)	1,375,851	119,919,173
Kenexa Corp.(a)	1,690,237	77,480,464

		197,399,637

Distribution & Wholesale - 0.64%
Brightpoint, Inc.(a)	2,311,653	20,735,527

Diversified Financial Services - 0.11%
Osaka Securities Exchange Co. Ltd.	799	3,627,875

Electric - 1.97%
CH Energy Group, Inc.	154,990	10,099,148
GenOn Energy, Inc.(a)	21,255,951	53,777,556

		63,876,704

Engineering & Construction - 1.12%
Chicago Bridge & Iron Co. N.V.(c)	229,844	8,462,856
The Shaw Group, Inc.(a)(c)	662,524	27,879,010

		36,341,866

Food - 0.05%
Del Monte Foods Co.(a)(b)(d)	4,673,171	1,542,146

Healthcare Services - 6.44%
AMERIGROUP Corp.(a)(c)(e)	1,163,802	105,812,878
Coventry Health Care, Inc.	1,796,021	74,768,354
Sunrise Senior Living, Inc.(a)(c)	1,966,915	28,284,238

		208,865,470

	Shares	Value
COMMON STOCKS - 74.80% (Continued)
Insurance - 0.74%
Delphi Financial Group, Inc., Class A(a)(b)(d)	3,638,110	$2,382,962
Flagstone Reinsurance Holdings SA	580,218	4,955,062
SeaBright Holdings, Inc.	1,502,839	16,501,172

		23,839,196

Internet - 0.55%
So-net Entertainment Corp.	2,475	17,891,947

Iron & Steel - 2.56%
BC Iron Ltd.(a)	1,374,918	3,338,179
Sumitomo Metal Industries Ltd.	29,652,141	42,038,287
Sundance Resources Ltd.(a)	113,365,178	37,479,577

		82,856,043

Leisure Time - 0.00% (f)
Derby Cycle AG(a)	3,061	125,129

Machinery - Construction & Mining - 0.52%
Industrea Ltd.	13,275,039	16,938,221

Machinery - Diversified - 1.75%
Robbins & Myers, Inc.(c)	945,613	56,566,570

Media - 5.03%
Astral Media, Inc. - Class A	3,396,347	163,141,801

Mining - 1.44%
Bannerman Resources Ltd.(a)	4,425,000	480,029
Flinders Mines Ltd.(a)	77,647,585	6,578,196
Talison Lithium Ltd.(a)	5,413,822	35,643,627
Yamana Gold, Inc.	223,650	3,825,254

		46,527,106

Miscellaneous Manufacturing - 5.52%
Cooper Industries Plc(e)	2,447,718	179,050,572

Oil & Gas - 8.33%
CREDO Petroleum Corp.(a)	291,392	4,213,528
Nexen, Inc.(c)	3,784,067	95,396,329
Progress Energy Resources Corp.	5,423,635	120,879,798
Sunoco, Inc.(c)	1,050,251	49,561,345

		270,051,000

Oil & Gas Services - 0.55%
Pure Energy Services Ltd.	1,596,563	17,751,286

Pharmaceuticals - 2.66%
Par Pharmaceutical Cos, Inc.(a)(c)(e)	1,729,372	86,122,726

Pipelines - 0.04%
Kinder Morgan, Inc.(c)	31,800	1,137,486

Real Estate Investment Trusts - 0.05%
Charter Hall Office REIT(a)(b)(d)	24,845,404	1,540,147

Retail - 4.57%
CFAO SA	21,911	1,027,423

	Shares	Value
COMMON STOCKS - 74.80% (Continued)
Retail - 4.57% (Continued)
Collective Brands, Inc.(a)(e)	5,083,148	$109,999,323
KFC Holdings Bhd	6,689,005	8,177,948
The PEP Boys - Manny Moe & Jack(c)	2,050,779	18,436,503
QSR Brands Bhd	5,061,012	10,528,589

		148,169,786

Savings & Loans - 1.61%
Hudson City Bancorp, Inc.	7,279,809	52,341,827

Semiconductors - 0.56%
FSI International, Inc.(a)	2,258,362	13,934,094
Lam Research Corp.(a)(c)	124,525	4,250,038

		18,184,132

Software - 8.46%
Ariba, Inc.(a)(c)	2,988,195	133,542,435
Deltek, Inc.(a)	1,272,981	16,472,374
Quest Software, Inc.(a)(e)	4,354,050	121,695,697
Redflex Holdings Ltd.	1,277,058	2,638,795

		274,349,301

Telecommunications - 0.01%
Sunrise Telecom, Inc.(a)	529,674	79,451
TELUS Corp., Non-Voting Shares(c)	6,012	370,448

		449,899

Transportation - 11.41%
RailAmerica, Inc.(a)	1,440,582	39,471,947
TNT Express N.V.	13,199,782	148,627,048
Viterra, Inc.	11,113,369	181,962,745

		370,061,740

TOTAL COMMON STOCKS (Cost $2,448,557,822)		2,425,116,906

EXCHANGE TRADED FUNDS - 0.86%
Equity Fund - 0.86%
SPDR S&P 500 ETF Trust(c)	196,790	27,794,620

TOTAL EXCHANGE TRADED FUNDS (Cost $26,027,217)		27,794,620

MANAGED INVESTMENT COMPANIES - 1.41%
Investment Companies - 1.41%
Hastings Diversified Utilities Fund	16,916,696	45,616,407

TOTAL MANAGED INVESTMENT COMPANIES (Cost $44,130,102)		45,616,407

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc.(a)(b)(d)	119,343	0
Emergent Biosolutions, Inc.(a)(b)(d)	595,405	0
Fiat Industrial SpA, 6/12/2020, 1.57 EUR(a)(b)(d)	54,830	0

			Shares	Value
RIGHTS - 0.00% (Continued)
Fiat Industrial SpA, Pre-Emption Rights, 6/12/2030, 1.57 EUR(a)(b)(d)			54,830	$0

TOTAL RIGHTS (Cost $173,313)				0

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 0.14%
BBC Capital Statutory Trust III(g)	06/26/2032	9.500%	$4,000,000	4,560,000

TOTAL CORPORATE BONDS (Cost $4,199,195)				4,560,000

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a) - 0.07%
Call Options Purchased - 0.02%
Chicago Bridge & Iron Co. N.V.:
	10/2012	$36.00	2,171	$488,475
	10/2012	37.00	452	79,100

TOTAL CALL OPTIONS PURCHASED (Cost $582,967)				567,575

Put Options Purchased - 0.05%
Aetna, Inc.:
	10/2012	37.00	611	57,129
	10/2012	38.00	368	48,760
Peet’s Coffee & Tea, Inc.	12/2012	70.00	240	4,200
SPDR S&P 500 ETF Trust:
	09/2012	134.00	210	10,500
	09/2012	135.00	242	14,641
	09/2012	136.00	317	23,775
	10/2012	138.00	658	162,526
	10/2012	139.00	695	193,557
	10/2012	140.00	913	287,595
The Shaw Group, Inc.	01/2013	35.00	7,150	929,500

TOTAL PUT OPTIONS PURCHASED (Cost $2,700,595)				1,732,183

TOTAL PURCHASED OPTIONS (Cost $3,283,562)				2,299,758

		7 Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - 21.34%
Money Market Fund
State Street Institutional Liquid Reserves Fund(h)		0.190%	691,998,391	691,998,391

TOTAL SHORT-TERM INVESTMENTS (Cost $691,998,391)				691,998,391

Total Investments - 98.62% (Cost $3,218,369,602)	$3,197,386,082

Other Assets in Excess of Liabilities - 1.38%	44,715,814

NET ASSETS - 100.00%	$3,242,101,896

(a)	Non-income producing security.
(b)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2012, the total market value of these securities was $6,261,893 representing 0.19% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security considered illiquid. On August 31, 2012, the total market value of these securities was $5,465,255, representing 0.17% of net assets.
(e)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $511,215,000, representing 15.77% of net assets.

(f)	Less than 0.005% of Net Assets.
(g)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at August 31, 2012.
(h)	Rate shown is the 7-day effective yield as of August 31, 2012.

Securities determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets

05/17/2012	Charter Hall Office REIT	$0	$1,540,147	0.05%
12/12/2011	Cubist Pharmaceuticals, Inc.	0	0	0.00
10/17/2011	Del Monte Foods Co.	0	1,542,146	0.05
05/16/2012	Delphi Financial Group, Inc., Class A	0	2,382,962	0.07
08/13/2010-09/02/2010	Emergent Biosolutions, Inc.	173,313	0	0.00
05/30/2012	Fiat Industrial SpA, 06/12/2020,1.57 EUR	0	0	0.00
05/30/2012	Fiat Industrial SpA, Pre-Emption Rights, 06/12/2030, 1.57 EUR	0	0	0.00

			$5,465,255	0.17%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS
Banks
M&T Bank Corp.	(611,823)	$(53,167,419)

Biotechnology
Illumina, Inc.	(700)	(29,456)

Electric
NRG Energy, Inc.	(2,163,330)	(46,165,462)

Healthcare Services
Aetna, Inc.	(591,287)	(22,711,333)

Insurance
Validus Holdings Ltd.	(112,298)	(3,763,106)

Iron & Steel
Nippon Steel Corp.	(16,515,257)	(31,851,380)

Mining
Yamana Gold, Inc.	(223,650)	(3,825,249)

Miscellaneous Manufacturing
Eaton Corp.	(1,684,068)	(75,311,521)

Pipelines
APA Group	(5,166,183)	(25,726,568)

Telecommunications
TELUS Corp.	(6,298)	(396,568)

TOTAL COMMON STOCKS
(Proceeds $270,966,364)		(262,948,062)

EXCHANGE TRADED FUNDS
Equity Fund
SPDR S&P 500 ETF Trust	(246,196)	(34,772,723)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $34,268,206)		(34,772,723)

LIMITED PARTNERSHIPS
Pipelines
Energy Transfer Partners LP	(507,185)	(21,666,943)

TOTAL LIMITED PARTNERSHIPS
(Proceeds $22,577,505)		(21,666,943)

TOTAL SECURITIES SOLD SHORT
(Proceeds $327,812,075)		$(319,387,728)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Aetna, Inc.:
	09/2012	$38.00	(464)	$(50,112)
	09/2012	39.00	(592)	(33,448)
	10/2012	41.00	(674)	(32,015)
	10/2012	42.00	(306)	(9,180)
AMERIGROUP Corp.	09/2012	90.00	(1,173)	(114,367)
Ariba, Inc.	11/2012	45.00	(707)	(1,768)
Chicago Bridge & Iron Co. N.V.:
	09/2012	36.00	(275)	(41,250)
	09/2012	37.00	(275)	(26,125)
	09/2012	38.00	(46)	(2,760)
	09/2012	39.00	(313)	(10,955)
Dollar Thrifty Automotive Group, Inc.:
	09/2012	87.50	(5)	(25)
	10/2012	87.50	(98)	(1,225)
	10/2012	90.00	(6)	(15)
Eaton Corp.:
	09/2012	44.00	(1,948)	(272,720)
	09/2012	45.00	(774)	(65,790)
	09/2012	46.00	(362)	(16,290)
Illumina, Inc.:
	09/2012	40.00	(93)	(22,320)
	09/2012	41.00	(69)	(12,593)
	09/2012	42.00	(160)	(19,600)
Kinder Morgan, Inc.	09/2012	35.00	(318)	(31,005)
Lam Research Corp.:
	09/2012	34.00	(137)	(11,645)
	09/2012	35.00	(366)	(14,640)
	09/2012	36.00	(366)	(5,490)
	09/2012	37.00	(274)	(1,370)
M&T Bank Corp.:
	09/2012	90.00	(461)	(14,983)
	10/2012	90.00	(461)	(57,625)
Nexen, Inc.	09/2012	26.00	(2,203)	(33,045)
NRG Energy, Inc.:
	09/2012	19.00	(2,584)	(620,160)
	09/2012	20.00	(2,519)	(390,445)
	09/2012	21.00	(1,123)	(98,262)
	09/2012	22.00	(1,142)	(45,680)
	09/2012	23.00	(44)	(550)
Par Pharmaceutical Companies, Inc.	09/2012	50.00	(1,422)	(7,110)
Peet’s Coffee & Tea, Inc.:
	09/2012	75.00	(140)	(1,750)
	12/2012	80.00	(240)	(4,200)
Robbins & Myers, Inc.:
	09/2012	60.00	(1,891)	(37,820)
	10/2012	60.00	(4,110)	(102,750)
Sunoco, Inc.:
	09/2012	47.00	(715)	(37,895)
	09/2012	48.00	(117)	(1,755)
Sunrise Senior Living, Inc.	10/2012	15.00	(321)	(4,012)
The PEP Boys - Manny Moe & Jack	09/2012	10.00	(74)	(370)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options (Continued)
The Shaw Group, Inc.:
	09/2012	$40.00	(706)	$(169,440)
	09/2012	41.00	(1,292)	(200,260)
	09/2012	42.00	(1,416)	(109,740)
	09/2012	43.00	(107)	(4,012)
	10/2012	41.00	(486)	(97,200)
	10/2012	42.00	(1,673)	(204,943)
	10/2012	43.00	(396)	(23,760)
	01/2013	43.00	(5,142)	(848,430)
	01/2013	44.00	(182)	(16,835)
TPC Group, Inc.	09/2012	40.00	(40)	(10,800)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $3,786,854)				(3,940,540)

Written Put Options
Chicago Bridge & Iron Co. N.V.:
	09/2012	33.00	(229)	(2,862)
	09/2012	34.00	(229)	(5,152)
	10/2012	27.00	(911)	(4,555)
	10/2012	28.00	(911)	(6,833)
	10/2012	30.00	(911)	(13,665)
	10/2012	31.00	(955)	(21,488)
Nexen, Inc.	09/2012	26.00	(2,203)	(181,748)
NRG Energy, Inc.:
	09/2012	21.00	(226)	(11,865)
	09/2012	22.00	(226)	(23,730)
Robbins & Myers, Inc.:
	09/2012	55.00	(82)	(205)
	09/2012	60.00	(202)	(5,050)
	10/2012	55.00	(4,019)	(10,047)
	10/2012	60.00	(91)	(3,640)
TELUS Corp.	09/2012	62.00	(114)	(13,068)
The Shaw Group, Inc.:
	09/2012	36.00	(243)	(1,822)
	09/2012	37.00	(335)	(3,350)
	09/2012	38.00	(205)	(2,050)
	01/2013	27.00	(209)	(10,973)
TPC Group, Inc.	09/2012	40.00	(1)	(3)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $668,427)				(322,106)

TOTAL WRITTEN OPTIONS
(Premiums received $4,455,281)				$(4,262,646)

EQUITY SWAP CONTRACTS

Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation

UBS	Aegis Group Plc	LIBOR-BBA plus 35 bps	08/19/2013- 09/30/2013	$103,972,948	$557,270
UBS	Consolidated Media Holdings Ltd.	1Month-LIBOR- plus 45 bps	Monthly Reset	8,019,250	190,368
UBS	Cove Energy Plc	1Month-LIBOR-BBA plus 35 bps	03/20/2013- 03/26/2013	3,506,300	22,052
UBS	Halla Climate Control Corp.	LIBOR-BBA plus 50 bps	Monthly Reset	2,429,639	81,838
UBS	Psion Plc	LIBOR-BBA plus 35 bps	07/22/2013- 07/26/2013	3,334,847	28,666
UBS	Redecard SA	LIBOR-BBA plus 50 bps	Monthly Reset	37,214,952	446,909
UBS	Springsoft, Inc.	LIBOR-BBA plus 50 bps	Monthly Reset	3,189,644	5,846
UBS	TELUS Corp.	LIBOR-BBA minus 9 bps	04/19/2013- 04/23/2013	(16,738,646)	88,522
UBS	Yancoal Australia Ltd. Rights	1Month-LIBOR- plus 45 bps	Monthly Reset	36,937,638	1,194,157
UBS	Yancoal Australia Ltd.	1Month-LIBOR- plus 45 bps	Monthly Reset	12,904,998	4,019,073

				$194,771,570	$6,634,701

Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

Goldman, Sachs & Co.	Aegis Group Plc	LIBOR-BBA plus 45 bps	07/17/2013	$14,018,738	$0
Goldman, Sachs & Co.	Yancoal Australia Ltd. Rights	LIBOR-BBA plus 50bps	07/10/2013- 07/30/2013	8,862,132	(137,398)
Goldman, Sachs & Co.	Yancoal Australia Ltd.	LIBOR-BBA plus 50 bps	07/08/2013- 08/01/2013	3,243,984	(189,111)
UBS	CFAO	LIBOR-BBA plus 35 bps	09/30/2013- 10/07/2013	12,046,468	(53,838)
UBS	Flinders Mines Ltd.	1Month-LIBOR plus 45 bps	Monthly Reset	8,225,711	(2,258,681)
UBS	Ko-One Energy Service Co., Ltd.	LIBOR-BBA plus 50 bps	Monthly Reset	163,461	(3,937)
UBS	TELUS Corp.	LIBOR-BBA plus 50 bps	04/19/2013- 04/23/2013	15,936,694	(145,588)

				$62,497,188	$(2,788,553)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	31,448,000	Sale	9/14/2012	32,448,384	$254,511
AUD	22,064,000	Purchase	9/14/2012	22,765,872	391,001
BRL	6,700,000	Sale	9/14/2012	3,292,933	28,147
BRL	7,281,000	Purchase	9/14/2012	3,578,485	14,680
CAD	210,904,000	Purchase	9/14/2012	213,891,060	4,951,170
EUR	22,643,000	Sale	9/14/2012	28,484,341	174,798
EUR	28,146,000	Purchase	9/14/2012	35,406,980	719,858
GBP	2,024,000	Purchase	9/14/2012	3,213,654	55,982
HKD	56,000	Sale	9/14/2012	7,220	2
HKD	100,000	Purchase	9/14/2012	12,894	1
INR	5,995,500,000	Sale	9/14/2012	627,545	2,384
INR	2,680,000,000	Purchase	9/14/2012	280,514	913
JPY	147,200,000	Sale	9/14/2012	1,880,267	2,184
JPY	2,441,368,000	Purchase	9/14/2012	31,184,949	137,133
MYR	3,571,000	Sale	9/14/2012	1,141,743	2,950
MYR	470,000	Purchase	9/14/2012	150,271	1,534
NOK	40,070,000	Purchase	9/14/2012	6,910,597	295,688
SGD	1,837,000	Sale	9/14/2012	1,473,715	654
SGD	4,930,000	Purchase	9/14/2012	3,955,045	6,007
TWD	2,435,000	Sale	9/14/2012	81,303	135

					$7,039,732

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	103,661,891	Sale	9/14/2012	106,959,450	$(3,689,910)
AUD	19,190,000	Purchase	9/14/2012	19,800,448	(179,076)
BRL	102,229,500	Sale	9/14/2012	50,244,021	(999,128)
BRL	16,516,000	Purchase	9/14/2012	8,117,327	(32,949)
CAD	689,418,316	Sale	9/14/2012	699,182,635	(23,857,084)
EUR	124,579,197	Sale	9/14/2012	156,717,586	(1,427,930)
GBP	13,183,000	Sale	9/14/2012	20,931,621	(455,133)
HKD	1,016,112,400	Sale	9/14/2012	131,014,637	(20,915)
HKD	1,016,068,400	Purchase	9/14/2012	131,008,963	(45,905)
INR	12,775,000,000	Sale	9/14/2012	1,337,150	(14,987)
JPY	4,910,407,200	Sale	9/14/2012	62,723,358	(848,085)
JPY	133,776,000	Purchase	9/14/2012	1,708,795	(3,664)
KRW	5,840,220,000	Sale	9/14/2012	5,142,827	(7,671)
KRW	91,500,000	Purchase	9/14/2012	80,574	(7)
MYR	55,596,000	Sale	9/14/2012	17,775,514	(382,404)
MYR	252,000	Purchase	9/14/2012	80,571	(816)
NOK	40,070,000	Sale	9/14/2012	6,910,597	(300,776)
SGD	3,126,000	Sale	9/14/2012	2,507,803	(6,880)
SGD	33,000	Purchase	9/14/2012	26,474	(33)
TWD	95,386,300	Sale	9/14/2012	3,184,869	(11,778)
TWD	2,132,000	Purchase	9/14/2012	71,186	(37)

					$(32,285,168)

Country	% of Net Assets

Canada	17.99%
Australia	4.89%
Netherlands	4.85%
Japan	1.96%
Mexico	1.00%
Malaysia	0.58%
Bermuda	0.15%
Indonesia	0.03%
France	0.03%
Germany	0.00%	(a)
Italy	0.00%	(a)
United States	67.14%
Net Cash and Other Financial Instruments	1.38%

	100%

(a) Less than 0.005%.

Abbreviations:

AG - Aktiengesellschaft ( in Germany, corporation limited by shares)

AUD - Australian Dollar

BBA - British Bankers Association

Bhd - Berhad (in Malaysia, a form of a public company)

Bps - Basis Points

BRL - Brazilian Real

CAD - Canadian Dollar

ETF - Exchange Traded Fund

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

LP - Limited Partnership

Ltd. - Limited

MYR - Malaysian Ringgit

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

NOK - Norwegian Krone

Plc - Public Limited Liability

REIT - Real Estate Investment Trust

SGD - Singapore Dollar

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

TWD - Taiwan Dollar

See Notes to Quarterly Statement of Investments.

The following is a summary of the inputs used as of August 31, 2012, in valuing the The Arbitrage Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Aerospace & Defense	$–	$–	$796,638	$796,638
Banks	801,993	–	–	801,993
Beverages	32,703,512	–	–	32,703,512
Biotechnology	1,384,432	–	–	1,384,432
Building Materials	21,129,101	–	–	21,129,101
Chemicals	537,903	–	–	537,903
Coal	8,278,187	–	–	8,278,187
Commercial Services	197,399,637	–	–	197,399,637
Distribution & Wholesale	20,735,527	–	–	20,735,527
Diversified Financial Services	3,627,875	–	–	3,627,875
Electric	63,876,704	–	–	63,876,704
Engineering & Construction	36,341,866	–	–	36,341,866
Food	–	–	1,542,146	1,542,146
Healthcare Services	208,865,470	–	–	208,865,470
Insurance	21,456,234	–	2,382,962	23,839,196
Internet	17,891,947	–	–	17,891,947
Iron & Steel	82,856,043	–	–	82,856,043
Leisure Time	125,129	–	–	125,129
Machinery - Construction & Mining	16,938,221	–	–	16,938,221
Machinery- Diversified	56,566,570	–	–	56,566,570
Media	163,141,801	–	–	163,141,801
Mining	46,527,106	–	–	46,527,106
Miscellaneous Manufacturing	179,050,572	–	–	179,050,572
Oil & Gas	270,051,000	–	–	270,051,000
Oil & Gas Services	17,751,286	–	–	17,751,286
Pharmaceuticals	86,122,726	–	–	86,122,726
Pipelines	1,137,486	–	–	1,137,486
Real Estate Investment Trusts	–	–	1,540,147	1,540,147
Retail	148,169,786	–	–	148,169,786
Savings & Loans	52,341,827	–	–	52,341,827
Semiconductors	18,184,132	–	–	18,184,132
Software	274,349,301	–	–	274,349,301
Telecommunications	449,899	–	–	449,899
Transportation	370,061,740	–	–	370,061,740

Exchange Traded Funds	27,794,620	–	–	27,794,620
Corporate Bonds	–	4,560,000	–	4,560,000
Managed Investment Companies	45,616,407	–	–	45,616,407
Rights	–	–	0	0
Purchased Options	2,299,758	–	–	2,299,758

Investments in Securities at Value (Continued)

	Level 1	Level 2	Level 3	Total

Short-Term Investments	$691,998,391	$–	$–	$691,998,391

TOTAL	$3,186,564,189	$4,560,000	$6,261,893	$3,197,386,082

Other Financial Instruments*

Assets
Forward Foreign
Currency
Exchange
Contracts	–	7,039,732	–	7,039,732
Equity Swaps	6,634,701	–	–	6,634,701
Liabilities
Common Stocks**	(262,948,062)	–	–	(262,948,062)
Exchange Traded Funds	(34,772,723)	–	–	(34,772,723)
Limited Partnerships	(21,666,943)	–	–	(21,666,943)
Written Options	(4,262,646)	–	–	(4,262,646)
Forward Foreign
Currency
Exchange
Contracts	–	(32,285,168)	–	(32,285,168)
Equity Swaps	(2,788,553)	–	–	(2,788,553)

Total	$(319,804,226)	$(25,245,436)	$–	$(345,049,662)

* Other financial instruments are instruments not reflected in the Portfolio of Investments, such as written options, short sales, forward foreign currency exchange contracts and forward contracts.

** Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2012:

Investments in Securities	Balance as of May 31, 2012	Realized gain/ (loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of August 31, 2012	Net change in unrealized appreciation attributable to Level 3 investments still held at August 31, 2012

Common Stocks	$5,084,774	$-	$1,177,119	$-	$-	$6,261,893	$1,177,119
Rights	0	-	-	-	-	0	-

TOTAL	$5,084,774	$-	$1,177,119	$-	$-	$6,261,893	$1,177,119

THE ARBITRAGE EVENT-DRIVEN FUND

Portfolio of Investments

August 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 63.14%
Aerospace & Defense - 0.03%
Allied Defense Group, Inc.(a)(b)	5,000	$10,000

Auto Parts & Equipment - 1.22%
Autoneum Holding AG(a)	9,404	438,335

Banks - 3.10%
Bank of America Corp.(c)	20,400	162,996
Comerica, Inc.(c)	6,400	196,544
JPMorgan Chase & Co.(c)	8,325	309,190
Pacific Capital Bancorp(a)	4,816	221,151
The Savannah Bancorp, Inc.(a)	23,212	228,406

		1,118,287

Beverages - 1.25%
Grupo Modelo SAB de CV, Series C	49,889	451,063

Biotechnology - 0.44%
Illumina, Inc.(a)(c)	300	12,624
InterMune, Inc.(a)	19,700	145,189

		157,813

Building Materials - 2.10%
Interline Brands, Inc.(a)(d)	17,337	441,400
US Home Systems, Inc.(d)	25,337	314,939

		756,339

Chemicals - 0.45%
TPC Group, Inc.(a)(c)	3,933	161,371

Coal - 2.70%
Alpha Natural Resources, Inc.(a)	18,133	107,710
CONSOL Energy, Inc.(c)	3,000	90,600
Walter Energy, Inc.(c)(d)	12,666	414,178
Whitehaven Coal Ltd.	107,403	362,852

		975,340

Commercial Services - 1.88%
Dollar Thrifty Automotive Group, Inc.(a)	5,200	453,232
Kenexa Corp.(a)	4,939	226,404

		679,636

Computers - 0.10%
Research In Motion Ltd.(a)	5,165	34,554

Cosmetics & Personal Care - 0.26%
Avon Products, Inc.(c)	6,000	92,700

Distribution & Wholesale - 1.18%
Brightpoint, Inc.(a)	47,566	426,667

	Shares	Value

COMMON STOCKS - 63.14% (Continued)
Diversified Financial Services - 0.41%
AerCap Holdings N.V.(a)(c)	8,000	$101,200
Osaka Securities Exchange Co. Ltd.	10	45,405

		146,605

Electric - 2.41%
CH Energy Group, Inc.	2,831	184,468
GenOn Energy, Inc.(a)(d)	271,072	685,812

		870,280

Engineering & Construction - 0.73%
Chicago Bridge & Iron Co. N.V.(c)	2,505	92,234
The Shaw Group, Inc.(a)(c)	4,055	170,634

		262,868

Food - 0.01%
Del Monte Foods Co.(a)(b)(e)	12,304	4,060

Forest Products & Paper - 0.08%
Wausau Paper Corp.	3,395	30,487

Healthcare Products - 0.40%
LMA International N.V.	300,840	144,809

Healthcare Services - 5.70%
AMERIGROUP Corp.(a)(c)(d)	7,477	679,809
Coventry Health Care, Inc.	10,499	437,074
Sun Healthcare Group, Inc.(a)(d)	27,763	234,597
Sunrise Senior Living, Inc.(a)(c)	49,058	705,454

		2,056,934

Insurance - 1.83%
Alleghany Corp.(a)	288	97,099
Delphi Financial Group, Inc., Class A(a)(b)(e)	15,804	10,352
Flagstone Reinsurance Holdings SA	6,392	54,587
Genworth Financial, Inc., Class A(a)(c)(d)	52,016	275,165
SeaBright Holdings, Inc.	20,203	221,829

		659,032

Internet - 0.51%
Youku Tudou, Inc.(a)	11,035	185,278

Iron & Steel - 2.14%
BC Iron Ltd.(a)	29,576	71,808
Sumitomo Metal Industries Ltd.	231,550	328,272
Sundance Resources Ltd.(a)	1,124,772	371,860

		771,940

Machinery-Diversified - 2.11%
The Manitowoc Co., Inc.(c)(d)	23,900	307,832
Robbins & Myers, Inc.(c)(d)	7,566	452,598

		760,430

Media - 2.25%
Astral Media, Inc. - Class A	16,920	812,744

Mining - 1.14%
Denison Mines Corp.(a)	51,336	71,868

	Shares	Value

COMMON STOCKS - 63.14% (Continued)
Mining - 1.14% (Continued)
Nevada Copper Corp.(a)	6,725	$18,488
Paladin Energy Ltd.(a)	54,960	74,668
Stillwater Mining Co.(a)(c)	8,700	91,611
Talison Lithium Ltd.(a)	13,627	89,718
Yamana Gold, Inc.	3,690	63,121

		409,474

Miscellaneous Manufacturing - 1.89%
Cooper Industries Plc(d)	9,316	681,465

Oil & Gas - 4.74%
CREDO Petroleum Corp.(a)	20,256	292,902
Ithaca Energy, Inc.(a)	51,046	108,746
Nexen, Inc.(c)	26,765	674,746
Progress Energy Resources Corp.	20,414	454,979
Sunoco, Inc.(c)	3,813	179,935

		1,711,308

Oil & Gas Services - 1.88%
Pure Energy Services Ltd.	20,569	228,695
Superior Energy Services, Inc.(a)(c)(d)	21,601	448,653

		677,348

Pharmaceuticals - 2.48%
Par Pharmaceutical Cos, Inc.(a)(c)(d)	17,975	895,155

Pipelines - 0.03%
Kinder Morgan, Inc.(c)	300	10,731

Real Estate Investment Trusts - 0.01%
Charter Hall Office REIT(a)(b)(e)	78,651	4,875

Retail - 2.24%
Collective Brands, Inc.(a)(d)	30,635	662,941
The PEP Boys - Manny Moe & Jack(d)	15,932	143,229

		806,170

Savings & Loans - 1.69%
Beacon Federal Bancorp, Inc.	19,220	382,863
Hudson City Bancorp, Inc.	31,306	225,090

		607,953

Semiconductors - 0.96%
AuthenTec, Inc.(a)(c)	16,341	130,892
FSI International, Inc.(a)	30,330	187,136
Integrated Device Technology, Inc.(a)	2,685	14,284
Lam Research Corp.(a)(c)	408	13,925

		346,237

Software - 5.34%
Ariba, Inc.(a)(d)	19,266	860,998
Deltek, Inc.(a)	17,101	221,287
Pervasive Software, Inc.(a)	10,497	87,335
Quest Software, Inc.(a)(d)	24,679	689,778
Redflex Holdings Ltd.	32,957	68,099

		1,927,497

	Shares	Value

COMMON STOCKS - 63.14% (Continued)
Telecommunications - 1.80%
Comverse Technology, Inc.(a)(d)	99,389	$596,334
TELUS Corp., Non-Voting Shares(c)	844	52,006

		648,340

Transportation - 5.65%
RailAmerica, Inc.(a)	15,317	419,686
TNT Express N.V.	82,681	930,972
Viterra, Inc.	42,072	688,858

		2,039,516

TOTAL COMMON STOCKS
(Cost $23,135,674)		22,773,641

EXCHANGE TRADED FUNDS - 4.42%
Equity Fund - 4.42%
SPDR S&P 500 ETF Trust(c)	11,298	1,595,729

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,535,867)		1,595,729

LIMITED PARTNERSHIPS - 0.24%
Pipelines - 0.24%
Energy Transfer Partners LP	2,000	85,440

TOTAL LIMITED PARTNERSHIPS
(Cost $87,714)		85,440

MANAGED INVESTMENT COMPANIES - 1.89%
Diversified Financial Services - 1.21%
Challenger Infrastructure Fund	312,176	437,023

Investment Companies - 0.68%
Hastings Diversified Utilities Fund	90,121	243,014

TOTAL MANAGED INVESTMENT COMPANIES
(Cost $666,878)		680,037

PREFERRED STOCKS - 5.41%
Banks - 0.99%
GMAC Capital Trust I, 8.125%	4,251	105,510
JP Morgan Chase Capital XI, 5.875%	9,991	253,971

		359,481

Financial Services - 2.79%
Citigroup Capital IX, 6.000%	10,617	264,045
Citigroup Capital VIII, 6.950%	7,984	203,352
FelCor Lodging Trust, Inc., 8.000%	14,053	377,745
Merrill Lynch Preferred Capital Trust III, 7.000%	6,335	159,959

		1,005,101

Real Estate Investment Trusts - 0.41%
Strategic Hotels & Resorts, Inc., 8.250%	4,370	110,168
Strategic Hotels & Resorts, Inc., 8.500%	1,472	37,094

		147,262

			Shares	Value

PREFERRED STOCKS - 5.41% (Continued)
Savings & Loans - 1.22%
BBC Capital Trust II, 8.500%			12,882	$439,147

TOTAL PREFERRED STOCKS
(Cost $1,907,309)				1,950,991

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc.(a)(b)(e)			34,500	0
Emergent Biosolutions, Inc.(a)(b)(e)			546	0

TOTAL RIGHTS
(Cost $162)				0

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 20.67%
American Airlines, Inc.	08/01/2016	13.000%	$332,699	355,988
Capital One Capital VI	05/15/2040	8.875%	310,000	317,574
Capmark Financial Group, Inc.(f)	09/30/2015	9.000%	58,583	58,583
Cenveo Corp.	12/01/2013	7.875%	463,000	460,685
Chesapeake Energy Corp.	03/15/2019	6.775%	380,000	382,850
CIT Group, Inc.(g)	05/02/2016	7.000%	368,144	369,064
Fifth Third Capital Trust IV(f)	04/15/2037	6.500%	122,000	122,000
KGHM International Ltd.(g)	06/15/2019	7.750%	337,000	347,110
Marina District Finance Co., Inc.	08/15/2018	9.875%	245,000	236,119
NB Capital Trust II	12/15/2026	7.830%	63,000	63,157
Nortel Networks Ltd.(h)	07/15/2016	10.750%	169,000	185,900
NOVA Chemicals Corp.	11/01/2019	8.625%	358,000	408,120
NXP BV / NXP Funding LLC(g)	08/01/2018	9.750%	143,000	163,378
Offshore Group Investment Ltd.	08/01/2015	11.500%	311,000	343,655
Peninsula Gaming LLC / Peninsula Gaming Corp.	08/15/2017	10.750%	230,000	261,913
Petrohawk Energy Corp.	08/15/2018	7.250%	796,000	908,777
Regions Financing Trust II(f)	05/15/2047	6.625%	268,000	258,620
Salem Communications Corp.	12/15/2016	9.625%	205,000	228,319
Ship Finance International Ltd.	12/15/2013	8.500%	455,000	455,000
Speedway Motorsports, Inc.	06/01/2016	8.750%	172,000	186,405
The Neiman Marcus Group, Inc.	10/15/2015	10.375%	112,000	114,941
The Reader’s Digest Association, Inc.(f)	02/15/2017	9.500%	274,000	153,440
Western Refining, Inc.(g)	06/15/2017	11.250%	198,000	220,770
WideOpenWest Finance LLC / WideOpenWest Capital Corp.(g)	10/15/2019	13.375%	241,000	242,205
WMG Acquisition Corp.	06/15/2016	9.500%	396,000	433,620
Yellow Media, Inc.	02/02/2015	7.300%	304,000	175,785

TOTAL CORPORATE BONDS
(Cost $7,527,253)				7,453,978

	Maturity Date	Rate	Principal Amount	Value

CONVERTIBLE CORPORATE BONDS - 4.73%
Nortel Networks Corp.(h)	04/15/2014	2.125%	$169,000	$166,042
PetroBakken Energy Ltd.(i)	02/08/2016	3.125%	400,000	395,200
Rambus, Inc.	06/15/2014	5.000%	320,000	320,000
Sunrise Senior Living, Inc.	04/01/2041	5.000%	231,000	328,020
Symantec Corp.	06/15/2013	1.000%	456,000	495,900

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,664,384)				1,705,162

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (a)- 0.40%
Call Options Purchased - 0.01%
Chicago Bridge & Iron Co. N.V.:
	10/2012	$36.00	12	$2,700
	10/2012	37.00	4	700

TOTAL CALL OPTIONS PURCHASED
(Cost $3,608)				3,400

Put Options Purchased - 0.39%
Aetna, Inc.:
	10/2012	37.00	5	467
	10/2012	38.00	1	133
Cameco Corp.	09/2012	19.00	60	150
SPDR S&P 500 ETF Trust:
	09/2012	134.00	51	2,550
	09/2012	135.00	56	3,388
	09/2012	136.00	37	2,775
	10/2012	138.00	156	38,532
	10/2012	139.00	160	44,560
	10/2012	140.00	107	33,705
Superior Energy Services, Inc.	09/2012	20.00	205	10,250
The Shaw Group, Inc.	01/2013	35.00	44	5,720

TOTAL PUT OPTIONS PURCHASED
(Cost $222,244)				142,230

TOTAL PURCHASED OPTIONS
(Cost $225,852)				145,630

Total Investments - 100.90%
(Cost $36,751,093)				36,390,608

Liabilities in Excess of Other Assets - (0.90%)				(324,542)

NET ASSETS - 100.00%				$36,066,066

(a)	Non-income producing security.
(b)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2012, the total market value of these securities was $29,287 representing 0.08% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $6,256,970, representing 17.35% of net assets.

(e)	Security considered illiquid. On August 31, 2012, the total market value of these securities was $19,287, representing 0.05% of net assets.
(f)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at August 31, 2012.

(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2012, these securities had a total value of $1,342,527 or 3.72% of net assets.

(h)	Security in default on interest payments.
(i)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of August 31, 2012, the aggregate market value of those securities was $395,200, representing 1.10% of net assets.

Securities determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets

05/17/2012	Charter Hall Office REIT	$0	$4,875	0.01%
12/12/2011	Cubist Pharmaceuticals, Inc.	0	0	0.00
05/16/2012	Delphi Financial Group, Inc., Class A	0	10,352	0.03
10/17/2011	Del Monte Foods Co.	0	4,060	0.01
10/04/2010-10/22/2010	Emergent Biosolutions, Inc.	162	0	0.00

			$19,287	0.05%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS
Banks
M&T Bank Corp.	(2,630)	$(228,547)
SCBT Financial Corp.	(5,810)	(233,620)

		(462,167)

Electric
NRG Energy, Inc.	(32,199)	(687,127)

Healthcare Services
Aetna, Inc.	(3,372)	(129,518)
Sunrise Senior Living, Inc.	(18,118)	(260,537)

		(390,055)

Insurance
Validus Holdings Ltd.	(1,237)	(41,452)

Internet
Symantec Corp.	(9,548)	(170,241)
Youku Tudou, Inc.	(11,036)	(185,291)

		(355,532)

Iron & Steel
Nippon Steel Corp.	(170,189)	(328,227)

Mining
Cameco Corp.	(3,000)	(65,580)
Nevada Copper Corp.	(6,725)	(18,488)
Yamana Gold, Inc.	(3,690)	(63,113)

		(147,181)

Miscellaneous Manufacturing
Eaton Corp.	(7,018)	(313,845)

Oil & Gas Services
Calfrac Well Services Ltd.	(1,672)	(40,793)
Halliburton Co.	(1,330)	(43,571)
Key Energy Services, Inc.	(1,734)	(13,716)
Trican Well Service Ltd.	(3,283)	(39,632)

		(137,712)

Pipelines
APA Group	(25,723)	(128,095)

Retail
RONA, Inc.	(2,362)	(30,790)

Savings & Loans
Berkshire Hills Bancorp, Inc.	(8,840)	(196,690)

Semiconductors
PLX Technology, Inc.	(5,115)	(29,155)
Rambus, Inc.	(1,360)	(5,821)

		(34,976)

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value

COMMON STOCKS (Continued)
Software
Verint Systems, Inc.			(2,096)	$(60,009)

Telecommunications
TELUS Corp.			(1,019)	(64,164)

TOTAL COMMON STOCKS
(Proceeds $3,484,333)				(3,378,022)

EXCHANGE TRADED FUNDS
Equity Fund
SPDR S&P 500 ETF Trust			(18,082)	(2,553,902)
SPDR S&P Insurance ETF			(1,489)	(62,091)

				(2,615,993)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $2,584,105)				(2,615,993)

TOTAL SECURITIES SOLD SHORT
(Proceeds $6,068,438)				$(5,994,015)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
AerCap Holdings N.V.	09/2012	$12.50	(56)	$(2,520)
Aetna, Inc.:
	09/2012	38.00	(3)	(324)
	09/2012	39.00	(4)	(226)
	10/2012	41.00	(6)	(285)
	10/2012	42.00	(1)	(30)
AMERIGROUP Corp.	09/2012	90.00	(7)	(682)
AuthenTec, Inc.	09/2012	10.00	(122)	(305)
Avon Products, Inc.:
	09/2012	16.00	(30)	(975)
	09/2012	17.00	(30)	(525)
Bank of America Corp.	09/2012	8.00	(51)	(1,148)
Chicago Bridge & Iron Co. N.V.:
	09/2012	36.00	(1)	(150)
	09/2012	37.00	(1)	(95)
	09/2012	39.00	(2)	(70)
Comerica, Inc.:
	09/2012	31.00	(20)	(860)
	09/2012	32.00	(18)	(252)
Consol Energy, Inc.:
	09/2012	33.00	(7)	(227)
	09/2012	34.00	(7)	(133)
	09/2012	35.00	(2)	(22)
Eaton Corp.	09/2012	44.00	(2)	(280)
Genworth Financial, Inc., Class A:
	09/2012	5.00	(153)	(6,502)
	09/2012	6.00	(153)	(842)
Illumina, Inc.:
	09/2012	40.00	(1)	(240)
	09/2012	41.00	(1)	(182)
	09/2012	42.00	(1)	(123)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options (Continued)
JPMorgan Chase & Co.:
	09/2012	$38.00	(15)	$(757)
	09/2012	39.00	(15)	(353)
Kinder Morgan, Inc.	09/2012	35.00	(3)	(292)
Lam Research Corp.:
	09/2012	34.00	(2)	(170)
	09/2012	35.00	(1)	(40)
	09/2012	36.00	(1)	(15)
M&T Bank Corp.:
	09/2012	90.00	(2)	(65)
	10/2012	90.00	(2)	(250)
Nexen, Inc.	09/2012	26.00	(6)	(90)
NRG Energy, Inc.:
	09/2012	19.00	(6)	(1,440)
	09/2012	20.00	(2)	(310)
	09/2012	21.00	(3)	(262)
	09/2012	22.00	(3)	(120)
Par Pharmaceutical Companies, Inc.	09/2012	50.00	(7)	(35)
Robbins & Myers, Inc.:
	09/2012	60.00	(10)	(200)
	10/2012	60.00	(27)	(675)
Stillwater Mining Co.	09/2012	10.00	(87)	(7,395)
Sunoco, Inc.:
	09/2012	47.00	(34)	(1,802)
	09/2012	48.00	(4)	(60)
Sunrise Senior Living, Inc.	10/2012	15.00	(5)	(63)
Superior Energy Services, Inc.:
	09/2012	22.50	(108)	(2,700)
	09/2012	25.00	(16)	(40)
The Manitowoc Co., Inc.:
	09/2012	13.00	(119)	(5,950)
	09/2012	14.00	(120)	(2,100)
The Shaw Group, Inc.:
	09/2012	40.00	(4)	(960)
	09/2012	41.00	(6)	(930)
	09/2012	42.00	(8)	(620)
	10/2012	41.00	(3)	(600)
	10/2012	42.00	(10)	(1,225)
	10/2012	43.00	(2)	(120)
	01/2013	43.00	(34)	(5,610)
	01/2013	44.00	(1)	(93)
TPC Group, Inc.	09/2012	40.00	(11)	(2,970)
Walter Energy, Inc.:
	09/2012	40.00	(13)	(273)
	09/2012	42.50	(13)	(137)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $67,789)				(55,720)

Written Put Options
Cameco Corp.	09/2012	22.00	(30)	(2,100)
Chicago Bridge & Iron Co. N.V.:
	09/2012	33.00	(1)	(12)
	09/2012	34.00	(1)	(23)
	10/2012	27.00	(5)	(25)
	10/2012	28.00	(5)	(38)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Put Options (Continued)
Chicago Bridge & Iron Co. N.V.: (Continued)
	10/2012	$30.00	(5)	$(75)
	10/2012	31.00	(2)	(45)
Genworth Financial, Inc.,
Class A	09/2012	4.50	(40)	(200)
Nexen, Inc.	09/2012	26.00	(6)	(495)
Robbins & Myers, Inc.:
	09/2012	60.00	(1)	(25)
	10/2012	55.00	(27)	(67)
TELUS Corp.	09/2012	62.00	(1)	(115)
The Shaw Group, Inc.:
	09/2012	36.00	(1)	(7)
	09/2012	37.00	(2)	(20)
	09/2012	38.00	(1)	(10)
	01/2013	27.00	(1)	(53)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $4,492)				(3,310)

TOTAL WRITTEN OPTIONS
(Premiums received $72,281)				$(59,030)

EQUITY SWAP CONTRACTS

Counterparty	Reference Obligation	Rates Paid by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation

UBS	Cove Energy Plc	LIBOR-BBA plus 35 bps	07/16/2013	$34,860	$219
UBS	Aegis Group Plc	LIBOR-BBA plus 35 bps	07/12/2012- 08/23/2012	451,831	953
UBS	Consolidated Media Holdings Ltd.	1Month-LIBOR- plus 45 bps	Monthly Reset	53,041	1,259
UBS	Redecard SA	LIBOR-BBA plus 50 bps	Monthly Reset	174,587	2,097
UBS	Yancoal Australia Ltd. Rights	1Month-LIBOR- plus 45 bps	Monthly Reset	304,465	9,844
UBS	Yancoal Australia Ltd.	1Month-LIBOR- plus 45 bps	Monthly Reset	106,542	33,144

				$1,125,326	$47,516

Counterparty	Reference Obligation	Rates Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

Goldman, Sachs & Co.	Yancoal Australia Ltd. Rights	LIBOR-BBA plus 50 bps	07/10/2013- 07/29/2013	$87,408	$(1,355)
Goldman, Sachs & Co.	Yancoal Australia Ltd.	LIBOR-BBA plus 50 bps	07/10/2013- 08/01/2013	33,665	(1,963)
UBS	CFAO	LIBOR-BBA plus 35 bps	8/29/2013	89,485	(486)
UBS	Flinders Mines Ltd.	LIBOR-plus 45 bps	Monthly Reset	165,337	(46,369)

				$375,895	$(50,173)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	387,000	Sale	9/14/2012	399,311	$5,391
AUD	1,180,000	Purchase	9/14/2012	1,217,536	11,994
CAD	2,549,000	Purchase	9/14/2012	2,585,102	68,743
CHF	55,000	Sale	9/14/2012	57,623	402
CHF	293,000	Purchase	9/14/2012	306,972	6,042
EUR	99,000	Sale	9/14/2012	124,539	276
EUR	113,000	Purchase	9/14/2012	142,151	3,448
GBP	22,000	Purchase	9/14/2012	34,931	575
HKD	19,000	Sale	9/14/2012	2,450	1
HKD	276,000	Purchase	9/14/2012	35,587	4
JPY	690,000	Sale	9/14/2012	8,814	8
JPY	37,352,000	Purchase	9/14/2012	477,118	1,943
SGD	33,000	Sale	9/14/2012	26,474	31
SGD	177,000	Purchase	9/14/2012	141,996	205

					$99,063

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	2,442,400	Sale	9/14/2012	2,520,094	$(92,665)
AUD	197,000	Purchase	9/14/2012	203,267	(1,719)
BRL	373,750	Sale	9/14/2012	183,692	(3,024)
BRL	13,000	Purchase	9/14/2012	6,389	(26)
CAD	4,835,500	Sale	9/14/2012	4,903,986	(162,650)
CHF	717,000	Sale	9/14/2012	751,190	(8,890)
CHF	59,000	Purchase	9/14/2012	61,813	(171)
EUR	757,000	Sale	9/14/2012	952,287	(6,823)
EUR	4,000	Purchase	9/14/2012	5,032	(11)
GBP	139,100	Sale	9/14/2012	220,859	(4,816)
HKD	4,030,000	Sale	9/14/2012	519,617	(83)
HKD	3,773,000	Purchase	9/14/2012	486,480	(163)
JPY	40,758,000	Sale	9/14/2012	520,625	(7,646)
JPY	544,000	Purchase	9/14/2012	6,949	(14)
SGD	327,500	Sale	9/14/2012	262,734	(1,530)
SGD	3,800	Purchase	9/14/2012	3,048	(9)

					$(290,240)

Country	% of Net Assets

Canada	13.45%
Australia	4.78%
Netherlands	3.97%
Cayman Islands	1.47%
Bermuda	1.41%
Mexico	1.25%
Switzerland	1.22%
Japan	1.04%
United States	72.31%
Net Cash, Loan Payable and Other Financial Instruments	-0.90%

100%

Abbreviations:

AG - Aktiengesellschaft ( in Germany, corporation limited by shares)

AUD - Australian Dollar

BBA - British Bankers Association

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

ETF - Exchange Traded Fund

EUR - Euro

GBP - Great British Pound

HKD- Hong Kong Dollar

JPY - Japanese Yen

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

Plc - Public Limited Liability

REIT - Real Estate Investment Trust

SGD - Singapore Dollar

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Statement of Investments.

The following is a summary of the inputs used as of August 31, 2012, in valuing the The Arbitrage Event- Driven Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Aerospace & Defense	$–	$–	$10,000	$10,000
Auto Parts & Equipment	438,335	–	–	438,335
Banks	1,118,287	–	–	1,118,287
Beverages	451,063	–	–	451,063
Biotechnology	157,813	–	–	157,813
Building Materials	756,339	–	–	756,339
Chemicals	161,371	–	–	161,371
Coal	975,340	–	–	975,340
Commercial Services	679,636	–	–	679,636
Computers	34,554	–	–	34,554
Cosmetics & Personal Care	92,700	–	–	92,700
Distribution & Wholesale	426,667	–	–	426,667
Diversified Financial Services	146,605	–	–	146,605
Electric	870,280	–	–	870,280
Engineering & Construction	262,868	–	–	262,868
Food	–	–	4,060	4,060
Forest Products & Paper	30,487	–	–	30,487
Healthcare Products	144,809	–	–	144,809
Healthcare Services	2,056,934	–	–	2,056,934
Insurance	648,680	–	10,352	659,032
Internet	185,278	–	–	185,278
Iron & Steel	771,940	–	–	771,940
Machinery-Diversified	760,430	–	–	760,430
Media	812,744	–	–	812,744
Mining	409,474	–	–	409,474
Miscellaneous Manufacturing	681,465	–	–	681,465
Oil & Gas	1,711,308	–	–	1,711,308
Oil & Gas Services	677,348	–	–	677,348
Pharmaceuticals	895,155	–	–	895,155
Pipelines	10,731	–	–	10,731
Real Estate Investment Trusts	–	–	4,875	4,875
Retail	806,170	–	–	806,170
Savings & Loans	607,953	–	–	607,953
Semiconductors	346,237	–	–	346,237
Software	1,927,497	–	–	1,927,497
Telecommunications	648,340	–	–	648,340
Transportation	2,039,516	–	–	2,039,516

Preferred Stocks	1,950,991	–	–	1,950,991
Exchange Traded Funds	1,595,729	–	–	1,595,729
Corporate Bonds	–	7,453,978	–	7,453,978
Convertible Corporate Bonds	–	1,705,162	–	1,705,162
Limited Partnerships	85,440	–	–	85,440
Managed Investment Companies	680,037	–	–	680,037
Rights	–	–	0	0
Purchased Options	145,630	–	–	145,630

TOTAL	$27,202,181	$9,159,140	$29,287	$36,390,608

Investments in Securities at Value (Continued)

	Level 1	Level 2	Level 3	Total

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$99,063	$–	$99,063
Equity Swaps	47,516	–	–	47,516
Liabilities
Common Stocks**	(3,378,022)	–	–	(3,378,022)
Exchange Traded Funds	(2,615,993)	–	–	(2,615,993)
Written Options	(59,030)	–	–	(59,030)
Forward Foreign Currency Exchange Contracts	–	(290,240)	–	(290,240)
Equity Swaps	(50,173)	–	–	(50,173)

Total	$(6,055,702)	$(191,177)	$–	$(6,246,879)

* Other financial instruments are instruments not reflected in the Portfolio of Investments, such as written options, short sales, forward foreign currency exchange contracts and forward contracts.

** Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2012:

Investments in Securities	Balance as of May 31, 2012	Realized gain/ (loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of August 31, 2012	Net change in unrealized appreciation attributable to Level 3 investments still held at August 31, 2012

Common Stocks	$25,561	$-	$3,726	$-	$-	$29,287	$3,726
Rights	0	-	-	-	-	0	-

TOTAL	$25,561	$-	$3,726	$-	$-	$29,287	$3,726

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2012 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The two series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), and The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer three classes of shares. Class R shares, Class I shares, and Class C Shares of the Arbitrage Fund commenced operations on September 18, 2000, October 17, 2003, and June 1, 2012 respectively. Class R shares and Class I shares of the Event-Driven Fund commenced operations on October 1, 2010 and Class C shares commenced operations on June 1, 2012, respectively.

The investment objective of the Arbitrage Fund is to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations.

The Funds’ three classes of shares, Class R, Class I and Class C, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to 0.25% of each Fund’s average daily net assets attributable to Class R shares, whereas Class I shares are not subject to any distribution fees. Class C shares are subject to an annual distribution fee of up to 1.00% of each Fund’s average daily net assets attributable to Class C shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of investments —The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2012 (Unaudited)

to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. As of August 31, 2012, the Arbitrage Fund’s market value of securities valued in accordance with the fair value procedures was $6,261,893 and represented 0.19% of net assets of the Arbitrage Fund. As of August 31, 2012, the Event-Driven Fund’s market value of securities valued in accordance with the fair value procedures was $29,287 and represented 0.08% of net assets of the Event-Driven Fund.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
• Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended August 31, 2012, there have been no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended August 31, 2012, there were no significant transfers between level 1 and 2 securities.

The summary of the inputs used to value the Fund’s investments and the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value as of August 31, 2012 can be found at the end of each Fund’s Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation — Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2012 (Unaudited)

amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short.

Securities Lending — In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Water Island Capital, LLC (the “Adviser”) has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan in the Funds as of August 31, 2012.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed- income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2012 (Unaudited)

increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing — Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of put and call option contracts written in the Arbitrage Fund during the period ended August 31, 2012, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	10,025	$600,083	85,292	$5,157,617
Options written	24,775	1,476,699	99,093	8,313,931
Options closed	(1,492)	(175,939)	(2,810)	(333,540)
Options exercised	(6,069)	(318,273)	(37,175)	(3,793,239)
Options expired	(14,937)	(914,143)	(103,592)	(5,557,915)

Options outstanding at end of period	12,302	$668,427	40,808	$3,786,854

A summary of put and call option contracts written in the Arbitrage Event-Driven Fund during the period ended August 31, 2012, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	432	$33,371	1,231	$53,523
Options written	981	50,204	4,843	251,390
Options closed	(65)	(6,562)	(269)	(5,027)
Options exercised	(183)	(8,932)	(1,569)	(103,147)
Options expired	(1,036)	(63,589)	(2,854)	(128,950)

Options outstanding at end of period	129	$4,492	1,382	$67,789

Equity Swap Contracts — The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2012 (Unaudited)

reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Portfolio of Investments. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. As of August 31, 2012, the Arbitrage Fund had long equity swap contracts outstanding with net unrealized appreciation of $3,846,148. The Event-Driven Fund had long equity swap contracts outstanding with net unrealized depreciation of $2,657 as of August 31, 2012.

Warrants — The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of August 31, 2012, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
The Arbitrage Fund	$3,239,929,813	$21,227,084	$(63,770,815)	$(42,543,731)
The Event-Driven Fund	$37,758,896	$250,145	$(1,618,433)	$(1,368,288)

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President, Secretary and
Treasurer

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President, Secretary and
Treasurer

Date:	October 25, 2012

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	October 25, 2012